Accounts Payable and Accrued Expenses (Details) - Schedule of accounts payable and accrued expenses - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of accounts payable and accrued expenses [Abstract]
Accounts payable	$ 747,768	$ 248,576
Accrued liabilities	26,989	77,016
Payroll liabilities	6,812	53,728
Value added taxes payable	3,217	19,817
Total	$ 784,786	$ 399,137